Net Loss Per Share - Dilutive Shares Excluded from Calculation (Details) - shares		12 Months Ended
	Feb. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		475,802,888	225,208,557	222,331,878
Forward stock split, shares issued (in shares)	5
Convertible preferred stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		214,637,925	177,388,425	177,388,425
Stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		46,722,408	44,099,577	34,358,106
Unvested stock options exercised
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		11,565	1,126,210	9,806,170
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		0	351,721	190,517
Warrants issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		1,166,145	988,513	588,660
Series E-1 Convertible Preferred Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		35,544,141	1,254,111	0
Series F Convertible Preferred Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from diluted net loss per common share computation (in shares)		177,720,704	0	0